Warrant Liability (Details Textual) - shares	1 Months Ended	9 Months Ended	12 Months Ended	25 Months Ended
	Jun. 16, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 20, 2015	Jun. 30, 2015	Dec. 31, 2013
Warrant liability [Line Items]
Warrants Issued Against Its Ordinary Shares				9,200,000
Warrants Exercised By Investors	1,382,217	1,382,217
Class of Warrant or Right, Outstanding		7,817,783	9,097,430			9,200,000
Debt Conversion, Converted Instrument, Warrants or Options Issued			200,000
Percentage Of Warrants Exercised					14.10%
Warrants exercised on a cash basis		102,570	102,570
Cash exercise of warrants for shares		1,279,647
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		532,078
Warrant [Member]
Warrant liability [Line Items]
Cash exercise of warrants for shares		1,279,647
IPO [Member]
Warrant liability [Line Items]
Warrants Issued Against Its Ordinary Shares				4,200,000
Private Placement [Member]
Warrant liability [Line Items]
Warrants Issued Against Its Ordinary Shares				4,800,000
Convertible Notes Payable [Member]
Warrant liability [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued				200,000